Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Operating leases
Schedule of total rentals under operating leases charged to profit

	2018	2017	2016
	$m	$m	$m
Operating leases	188	175	174

Schedule of future minimum lease payments

	2018	2017	2016
	$m	$m	$m
Obligations under leases comprise:
Not later than one year	188	151	98
Later than one year and not later than five years	360	345	247
Later than five years	136	118	96
Total future minimum lease payments	684	614	441